UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06350
Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2009
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Active Assets California Tax-Free Trust
Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (90.3%)
	ABAG Finance Authority for Nonprofit Corporations,
$12,750	Eskaton Village-Placerville Ser 2007	0.44%	04/07/09	$12,750,000
12,235	Eskaton Village-Roseville Ser 2006	0.44	04/07/09	12,235,000
2,745	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (FSA Insd)	0.65	04/07/09	2,745,000
10,000	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 (COPs)	0.22	04/07/09	10,000,000
	Austin Trust,
2,220	California Educational Facilities Authority University of Southern California Ser 2009 A Custody Receipts Ser 2008-1207	0.44	04/07/09	2,220,000
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	0.44	04/07/09	7,400,000
13,000	Los Angeles Unified School District, Election 2005 Ser E Custody Receipts Ser 2008-1049 (FSA Insd)	0.79	04/07/09	13,000,000
6,410	Los Angeles Unified School District, Ser 2007 A-1 Custody Receipts Ser 2008-1069 (FSA Insd)	0.79	04/07/09	6,410,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	0.44	04/07/09	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134	0.79	04/07/09	5,075,000
3,865	San Bernardino Community College District Election 2002 Ser C Ser 2008-1072 (FSA Insd)	0.79	04/07/09	3,865,000
12,330	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3011X & 2008-3012X	0.44	04/07/09	12,330,000
	Bay Area Toll Authority,
2,600	San Francisco Bay Area Toll Bridge Ser B-1	0.32	04/07/09	2,600,000
19,800	San Francisco Bay Area Toll Bridge Ser D-1	0.20	04/07/09	19,800,000
19,730	San Francisco Bay Area Toll Bridge Ser G-1	0.25	04/07/09	19,730,000
75,600	San Francisco Bay Area Toll Bridge 2001 Ser B, C & 2007 Ser A2	0.15	04/07/09	75,600,000
	California,
66,210	Ser 2005 B Subser B-2 & B-6	0.30	04/07/09	66,210,000
1,660	Ser 2005 Eagle #20060062 Class A (BHAC Insd)	0.78	04/07/09	1,660,000
17,000	Ser 2007 ROCs II-R Ser 11402 (AGC Insd)	0.72	04/07/09	17,000,000
	California Department of Water Resources,
4,900	Power Supply Ser 2002 B Subser B-3	0.20	04/01/09	4,900,000
33,690	Power Supply Ser 2002 B Subser C-10	0.20	04/07/09	33,690,000
10,000	Power Supply Ser 2002 C Subser C-16	0.20	04/07/09	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	0.25	04/07/09	6,000,000
15,000	Power Supply Ser 2005 F Subser F-2	0.30	04/01/09	15,000,000
2,170	Power Supply Ser 2005 F Subser G-2	0.25	04/07/09	2,170,000
89,900	Power Supply Ser B Subser B-2	0.15	04/07/09	89,900,000
40,000	California, Economic Recovery Ser 2004 C-11	0.23	04/07/09	40,000,000
	California Educational Facilities Authority,
72,500	California Institute of Technology Ser 1994 & 2006 Ser A	0.20	04/07/09	72,500,000
29,975	California Lutheran University Ser 2004 A	0.60	04/07/09	29,975,000
12,500	Carnegie Institution of Washington Ser 2006 A	0.20	04/07/09	12,500,000
5,950	Stanford University Ser S-4	0.20	04/01/09	5,950,000
	California Health Facilities Financing Authority,
2,400	Adventist Health System/West 1991 Ser B	0.27	04/07/09	2,400,000
2,350	Adventist Health System/West 2002 Ser B	0.25	04/01/09	2,350,000
10,925	Catholic Healthcare West Ser 2008 B	0.30	04/07/09	10,925,000
55,335	Kaiser Permanente Ser 2006 C	0.25	04/07/09	55,335,000
9,050	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.25	04/07/09	9,050,000
11,675	Scripps Health Ser 2008 C	0.25	04/07/09	11,675,000
4,000	Scripps Health Ser 2008 F	0.21	04/07/09	4,000,000
41,500	Stanford Hospital Ser 2008 B-2	0.25	04/07/09	41,500,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Infrastructure & Economic Development Bank,
15,940	California, SRI International Ser 2003 A	0.30	04/07/09	15,940,000
5,750	Le Lycee Francais de Los Angeles Ser 2006	0.50	04/07/09	5,750,000
13,355	California Municipal Finance Authority, Chevron USA Inc Ser 2005	0.30	04/01/09	13,355,000
	California Pollution Control Financing Authority, Exxon Mobil Inc Ser 2000
2,600	Exxon Corp Ser 1989	0.20	04/01/09	2,600,000
10,565	Exxon Mobil Inc Ser 2000	0.20	04/01/09	10,565,000
	California Statewide Communities Development Authority,
20,700	American Baptist Homes of the West Ser 2006	0.28	04/07/09	20,700,000
8,025	Chabad of California Ser 2004	0.29	04/07/09	8,025,000
16,920	Chevron USA Inc Ser 2002	0.20	04/01/09	16,920,000
17,000	Front Porch Communities & Services Ser 2007 B	0.29	04/07/09	17,000,000
35,800	John Muir Health Ser 2008 A	0.25	04/01/09	35,800,000
46,000	Kaiser Permanente Ser 2003 B, Ser 2004 J, L & M	0.25	04/07/09	46,000,000
24,500	Kaiser Permanente Ser 2008 C	0.25	05/28/09	24,500,000
26,280	Rady Childrens Hospital Ser 2008 B & D	0.20	04/01/08	26,280,000
3,795	The Master’s College Ser 2002	0.20	04/07/09	3,795,000
10,900	University of San Diego Ser 2005	0.23	04/07/09	10,900,000
8,825	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	0.25	04/07/09	8,825,000
	East Bay Municipal Utility District,
27,250	Wastewater Sub Refg Ser 2008 A	0.22	04/07/09	27,250,000
30,000	Water System Sub Ser 2007 A Eagle #20080018 Class A (FSA Insd)	0.83	04/07/09	30,000,000
82,910	Water System Sub Refg Ser 2008 B-1 & B-2	0.20	04/07/09	82,910,000
	Eastern Municipal Water District,
50,780	Water & Sewer Ser 2008 A & B (COPs)	0.22	04/07/09	50,780,000
7,630	Water & Sewer Ser 2008 D (COPs)	0.22	04/07/09	7,630,000
3,600	Water & Sewer Ser 2008 F (COPs)	0.27	04/07/09	3,600,000
17,700	Hillsborough, Water & Sewer System, Ser 2003 A & Ser 2006 A (COPs)	0.20	04/07/09	17,700,000
	Irvine Assessment District
5,927	No 00-18, Improvement Bond Act 1915	0.30	04/01/09	5,927,000
6,824	No 04-20, Improvement Bond Act 1915 Ser 2005 A	0.30	04/01/09	6,824,000
10,591	No 04-20, Improvement Bond Act 1915 Ser 2006 B	0.30	04/01/09	10,591,000
2,740	No 07-22, Improvement Bond Act 1915 Ser 2007 A	0.30	04/01/09	2,740,000
2,200	No. 87-8, Improvement Bond Act 1915	0.30	04/01/09	2,200,000
	Irvine Ranch Water District,
10,000	Capital Improvement Ser 1986 (COPs)	0.28	04/01/09	10,000,000
19,560	Ser 2008 (COPs)	0.15	04/01/09	19,560,000
12,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.35	04/07/09	12,550,000
27,700	Los Angeles County Metropolitan Transportation Authority, CA, Prop A First Tier Senior Sales Tax Ser 2008-A1	0.40	04/07/09	27,700,000
	Los Angeles Department of Water & Power,
8,000	Power System 2002 Ser A-5	0.22	04/07/09	8,000,000
13,800	Water System 2001 Ser B Subser B-1	0.20	04/07/09	13,800,000
	Los Angeles Wastewater System,
28,300	Sub Ser 2008 A	0.20	04/07/09	28,300,000
1,100	Sub Ser 2008 C	0.23	04/07/09	1,100,000
7,175	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (FSA Insd)	0.84	04/07/09	7,175,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Metropolitan Water District of Southern California,
10,400	Water 1999 Ser B	0.23	04/07/09	10,400,000
19,600	Water 1999 Ser C	0.35	04/07/09	19,600,000
19,360	Water 2000 Ser B-2 & B-4	0.20	04/07/09	19,360,000
11,050	Water 2000 Ser B3	0.20	04/01/09	11,050,000
23,400	Water 2001 Ser C-1	0.20	04/01/09	23,400,000
4,900	Water 2002 Ser A	0.23	04/07/09	4,900,000
10,875	Water 2006 Ser A1	0.25	04/07/09	10,875,000
84,955	Water 2008 Ser A-2	0.24	04/07/09	84,955,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.37	04/07/09	13,300,000
	Newport Beach
21,000	Hoag Memorial Hospital Presbyterian Ser 2008 C	0.21	04/07/09	21,000,000
17,600	Hoag Memorial Hospital Presbyterian Ser 2008 E	0.30	04/07/09	17,600,000
1,400	Orange County, Irvine Coast Assessment District No 88-1	0.25	04/01/09	1,400,000
15,700	Orange County Water District, Ser 2008 A (COPs)	0.30	04/07/09	15,700,000
37,570	Pasadena, Ser 2008 (COPs)	0.30	04/07/09	37,570,000
1,740	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (FSA Insd)	0.84	04/07/09	1,740,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	0.40	04/07/09	9,500,000
3,700	Rancho Water District Financing Authority, Ser 2008 B	0.25	04/07/09	3,700,000
10,895	Riverside County Asset Leasing Corporation, Southwest Justice Center Ser 2008 A	0.27	04/07/09	10,895,000
18,865	Sacramento County, Administration Center & Courthouse Ser 1990 (COPs)	0.25	04/07/09	18,865,000
	Sacramento County Sanitation Districts Financing Authority,
1,450	Sub Lien Ser 2000 C	0.30	04/01/09	1,450,000
5,500	Sub Lien Ser 2008 E	0.25	04/07/09	5,500,000
8,195	San Bernardino County Flood Control District, Judgement Ser 2008	0.28	04/07/09	8,195,000
10,000	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	0.29	04/07/09	10,000,000
	San Diego County Regional Transportation Commission,
26,500	Sales Tax 2008 Ser A	0.25	04/07/09	26,500,000
36,700	Sales Tax 2008 Ser B	0.20	04/07/09	36,700,000
9,800	San Diego Redevelopment Agency, Centre City Tax Allocation Ser 2001 PUTTERs Ser 2985 (FSA Insd)	1.64	04/07/09	9,800,000
1,300	San Francisco City & County Finance Corporation, Moscone Center Ser 2008-1	0.28	04/07/09	1,300,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	0.30	04/07/09	21,000,000
13,400	Multifamily Mercy Terrace Ser 2005 A	0.35	04/07/09	13,400,000
12,005	San Jose Financing Authority, Lease Ser 2002 ROCs II-R Ser 11566 (BHAC Insd)	0.78	04/07/09	12,005,000
17,335	San Mateo County Transit District, CA, Ser 2005 A Eagle #20060079 Class A (BHAC Insd)	0.78	04/07/09	17,335,000
10,500	Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.35	04/07/09	10,500,000
	Santa Clara Valley Transportation Authority,
6,000	Sales Tax Ser 2008 B	0.20	04/07/09	6,000,000
22,275	Sales Tax Ser 2008 C	0.20	04/07/09	22,275,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (FSA Insd)	0.84	04/07/09	5,860,000
4,775	Southern California Public Power Authority, Mead-Adelanto Ser 2008 A	0.25	04/07/09	4,775,000
8,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	0.44	04/07/09	8,000,000
5,650	Turlock Irrigation District, Ser 1988 A	0.20	04/07/09	5,650,000
800	Tustin Improvement Bond Act Reassessment District No 95-2-A Ser 1996	0.30	04/01/09	800,000
14,925	West Hills Community College District, Ser 2008 (COPs)	0.40	04/07/09	14,925,000
6,000	Whittier, Whittier College Ser 2008	0.35	04/07/09	6,000,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,984,047,000)			1,984,047,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (2.3%)
30,000	Los Angeles Department of Water & Power, Power System	0.40%	04/06/09	0.40%	30,000,000
20,000	San Diego County Water Authority, Ser 1	0.45	04/07/09	0.45	20,000,000

	Total California Tax-Exempt Commercial Paper (Cost $50,000,000)				50,000,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.5%)
40,000	California School Cash Reserve Program Authority, 2008-2009 Ser A (COPs) TRANs, dtd 04/01/09	3.00	07/06/09	1.65	40,140,212
56,000	Fresno County, Ser 2008 TRANs, dtd 04/01/09	3.00	06/30/09	1.63	56,186,092
7,500	Imperial Community College District, Ser 2008-09 TRANs, dtd 04/01/09	3.00	06/30/09	1.62	7,525,251
60,000	Los Angeles County, 2008-2009 Ser A TRANs, dtd 04/01/09	3.00	06/30/09	1.58	60,206,802

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $164,058,357)				164,058,357

	Total Investments (Cost $2,198,105,357) (c)			100.1%	2,198,105,357

	Liabilities in Excess of Other Assets			(0.1)	(2,717,735)

	Net Assets			100.0%	$2,195,387,622

COPs	Certificates of Participation.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

TRANs	Tax and Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2009.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FSA	Financial Security Assurance Inc.

Active Assets California Tax-Free Trust
Notes to the Portfolio of Investments
FAS 157
3/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$2,198,105,357	—	$2,198,105,357	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer May 19, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer May 19, 2009

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